REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE (Details)
System Services Fees From Related Party, Description	We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a system service fee from YCloud users through service agreement with our customers (such as Weijiafu and Changtongfu), depending on the type of service and industry.
Service Revenue, Non-related Party	$ 9,734,966	$ 3,440,312
Service Revenue From Ycloud Service	14,381,295	6,271,564
Service Revenue, Related Party	$ 4,646,329	$ 2,831,252